RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Debt [Table Text Block]
The Company entered into the following promissory notes payable to its CEO during the year ended December 31, 2017 and during the nine months ended September 30, 2018:

Note Date	Note Amount	Accrued Interest	Total
January 2017 (1)	$300,000	$16,504	$316,504
June 2017 (2)	105,000	2,048	107,048
June 2017 (3)	130,050	2,564	132,614
	535,050	21,116	556,166
Expenses owed to related party			2,234
Principle of note payable to related party after consolidation at December 31, 2017			$558,400

March 2018 (4)	$72,000	-	72,000
April 2018 (5)	$42,000	-	42,000
August 2018 (6)	$70,000	-	70,000
Principle balance of notes payable to related party at September 30, 2018	184,000	-	$184,000

Total principle amount of notes payable to related party at September 30, 2018			$742,400

The following notes and advances, together with accrued interest, were consolidated into one single note payable to the Company’s CEO:

Note Date	Note Amount	Accrued Interest	Total
January 2017	$300,000	$16,504	$316,504
June 2017	105,000	2,048	107,048
June 2017	130,050	2,564	132,614
	535,050	21,116	556,166
Expenses owed to related party			2,234
Principle of note payable to related party after consolidation			$558,400

Schedule of Related Party Transactions [Table Text Block]
Payable to related parties consisted of the followings at September 30, 2018 and December 31, 2017:

	September 30,	December 31,
	2018	2017
Short term loan from related entity (1)	$61,500	$41,994
Storage and corporate housing and auto allowances owed to CEO (2)	2,000	10,000
Amount owed to a director (3)	-	29,064
	$63,500	$81,058

Payable to related parties consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Short term loan from related entity (1)	$41,994	$-
Storage and corporate housing and auto allowances owed to CEO (2)	10,000	4,000
Amount owed to a director (3)	29,064	-
	$81,058	$4,000

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
EMT allocated the purchase price among the assets acquired based on their fair values as follow:

Land purchase price	$26,194
Land preparation and cleanup	15,000
Industrial Hemp Grower License	-
Compensation	86,806
Total Purchase Price	$128,000